UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EP Wealth Advisors, Inc.
Address:  21515 Hawthorne Blvd., Suite 1200
          Torrance, CA 90503

Form 13F File Number:  028-14754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derek Holman
Title:    Managing Director
Phone:    310-543-4559

Signature, Place, and Date of Signing:

       /s/ Derek Holman                Torrance, CA               May 8, 2013
       ----------------                ------------               -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           87
                                         -----------

Form 13F Information Table Value Total:  $   273,151
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
3M Company                            Common   88579Y101       8,472      79,688          Yes        No        65,231         14,457
Adobe Systems Inc                     Common   00724F101         218       5,000          Yes        No         5,000              0
Allergan Inc.                         Common   018490102         545       4,881          Yes        No         4,881              0
Allstate Corporation                  Common   020002101         423       8,630          Yes        No         8,630              0
Altria Group                          Common   02209S103         453      13,176          Yes        No        12,366            810
Amazon.com Inc                        Common   023135106         348       1,307          Yes        No         1,307              0
Amgen Inc.                            Common   031162100       1,325      12,922          Yes        No        12,622            300
Apache Corp                           Common   037411105       5,440      70,509          Yes        No        57,621         12,887
Apple Inc.                            Common   037833100      15,699      35,464          Yes        No        31,267          4,197
AT&T Corp                             Common   00206R102         657      17,896          Yes        No        16,157          1,738
Bank of America Corp.                 Common   060505104         165      13,568          Yes        No        11,346          2,222
Bank of Montreal                      Common   063671101         441       7,000          Yes        No         7,000              0
Bank Of Nova Scotia                   Common   064149107         291       5,000          Yes        No         5,000              0
Baxter International Inc              Common   071813109         401       5,527          Yes        No         5,127            400
Baytex Energy Corp                    Common   07317Q105         260       6,200          Yes        No         6,200              0
Becton Dickinson & Co                 Common   075887109         241       2,521          Yes        No         2,366            155
Berkshire Hathaway Cl A               Common   084670108         313           2          Yes        No             2              0
Berkshire Hathaway Cl B               Common   084670702         845       8,110          Yes        No         6,610          1,500
Boeing Co                             Common   097023105         788       9,177          Yes        No         8,403            774
California United Bank                Common   126534106         157      12,106          Yes        No         4,000          8,106
Caterpillar Inc.                      Common   149123101         800       9,201          Yes        No         8,566            635
Cathay General Bancorp                Common   149150104         328      16,293          Yes        No        14,800          1,493
Chevron Corp.                         Common   166764100       4,329      36,436          Yes        No        35,882            554
Cinedigm Digi Cinema Cla              Common   172407108         234     149,913          Yes        No             0        149,913
Cisco Systems Inc                     Common   17275R102         282      13,477          Yes        No        13,477              0
Coca-Cola                             Common   191216100         795      19,667          Yes        No        10,668          8,999
Colgate-Palmolive Co                  Common   194162103       1,573      13,325          Yes        No        13,325              0
ConocoPhillips                        Common   20825C104         239       3,970          Yes        No         3,720            250
Costco Wholesale                      Common   22160K105       6,596      62,165          Yes        No        51,757         10,408
Cypress Semiconductor                 Common   232806109         207      18,736          Yes        No             0         18,736
Deere & Co                            Common   244199105         692       8,050          Yes        No         7,750            300
Diageo PLC ADR                        Common   25243Q205       4,944      39,291          Yes        No        32,639          6,652
Eaton Corporation                     Common   G29183103       3,799      62,032          Yes        No        51,107         10,925
Edison International                  Common   281020107       5,004      99,437          Yes        No        80,282         19,155
EMC Corp.                             Common   268648102       7,995     334,651          Yes        No       284,577         50,074
Exxon Mobil Corp.                     Common   30231G102      10,737     119,152          Yes        No        97,611         21,540
Ford Motor Company New                Common   345370860         237      18,003          Yes        No        17,389            613
General Electric Co.                  Common   369604103         397      17,160          Yes        No        14,502          2,658
Gilead Sciences Inc                   Common   375558103       7,675     156,816          Yes        No       128,535         28,281
Google Inc Class A                    Common   38259P508       8,916      11,226          Yes        No         9,304          1,922
Grainger (W.W. ) Inc                  Common   384802104         261       1,160          Yes        No         1,150             10
Halliburton Co                        Common   406216101       4,639     114,809          Yes        No        94,778         20,031
Heinz H J Co                          Common   423074103         547       7,570          Yes        No         7,570              0
Henry Schein Inc.                     Common   806407102         370       4,000          Yes        No         4,000              0
Huntington Bancshares Inc             Common   446150104         253      34,365          Yes        No        34,365              0
Intel Corp.                           Common   458140100         335      15,360          Yes        No         8,804          6,556
International Business Machine        Common   459200101       1,650       7,737          Yes        No         6,273          1,464
Johnson & Johnson                     Common   478160104       8,736     107,152          Yes        No        87,564         19,588
JPMorgan Chase & Co                   Common   46625H100       9,126     192,289          Yes        No       163,176         29,113
Lilly Eli & Company                   Common   532457108         205       3,617          Yes        No         3,617              0
Mannkind Corp.                        Common   56400P201          84      24,750          Yes        No        22,000          2,750
Merck & Co                            Common   58933Y105         310       7,015          Yes        No         6,725            290
Microsoft Corp.                       Common   594918104         245       8,549          Yes        No         8,495             54
Newmont Mining Corp.                  Common   651639106         262       6,249          Yes        No         6,249              0
NextEra Energy Inc.                   Common   65339F101         762       9,812          Yes        No         9,409            404
Northrop Grumman Corp                 Common   666807102         259       3,690          Yes        No         3,574            116
NovaBay Pharmaceuticals Inc.          Common   66987P102          19      13,267          Yes        No        13,267              0
Novartis AG ADS                       Common   66987V109       8,267     116,045          Yes        No        97,712         18,333
Occidental Petroleum Corp.            Common   674599105       3,973      50,700          Yes        No        42,486          8,214
Oracle Corp                           Common   68389X105       6,158     190,473          Yes        No       159,746         30,727
Pepsico Inc.                          Common   713448108       9,812     124,025          Yes        No       103,254         20,771
Pfizer Inc.                           Common   717081103         893      30,947          Yes        No        30,947              0
Philip Morris Int'l                   Common   718172109         827       8,921          Yes        No         8,046            875
PNC Financial Services Group          Common   693475105       6,568      98,761          Yes        No        82,759         16,002
PPL Corp.                             Common   69351T106         222       7,086          Yes        No         7,086              0
Procter & Gamble Co.                  Common   742718109       9,579     124,303          Yes        No       102,729         21,574
Prudential Financial Inc              Common   744320102       6,474     109,741          Yes        No        92,081         17,660
QUALCOMM Inc                          Common   747525103       7,331     109,523          Yes        No        93,760         15,764
Schlumberger Ltd.                     Common   806857108       6,265      83,658          Yes        No        68,361         15,297
Seadrill Ltd                          Common   G7945E105         346       9,310          Yes        No         9,310              0
Starbucks Corp                        Common   855244109         401       7,049          Yes        No         6,954             95
Stericycle Inc                        Common   858912108         244       2,300          Yes        No         2,300              0
Stryker Corp                          Common   863667101       7,072     108,403          Yes        No        89,937         18,466
T. Rowe Price                         Common   74144T108       4,677      62,472          Yes        No        52,270         10,202
Target Corporation                    Common   87612E106       9,372     136,916          Yes        No       114,418         22,498
Tortoise MLP                          Common   89148B101         245       8,700          Yes        No         8,700              0
TransDigm Group Inc                   Common   893641100         794       5,190          Yes        No         5,190              0
United Parcel Service B               Common   911312106      14,615     170,140          Yes        No       153,091         17,049
United Technologies Corp.             Common   913017109         237       2,534          Yes        No         2,534              0
V F Corporation                       Common   918204108       6,900      41,132          Yes        No        34,328          6,804
Verizon Communications                Common   92343V104       5,404     109,940          Yes        No        90,077         19,863
Vermilion Energy Inc                  Common   923725105         332       6,400          Yes        No         6,400              0
VirnetX Holding Corp.                 Common   92823T108       9,897     516,289          Yes        No       495,955         20,334
Visa Inc.                             Common   92826C839       7,253      42,706          Yes        No        34,776          7,930
Walt Disney Co.                       Common   254687106       7,327     128,999          Yes        No       107,004         21,996
Wells Fargo & Co.                     Common   949746101         325       8,797          Yes        No         8,797              0
Zogenix Inc.                          Common   98978L105          18      10,000          Yes        No        10,000              0